Note 12 - Subsequent Event	6 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 12. Subsequent Event

On February 20, 2014, the Company announced that it intends to offer and sell, subject to market and other conditions, shares of its common stock in an underwritten public offering. There can be no assurance as to whether or when the offering may be completed, or as to the actual size or terms of the offering. Wedbush PacGrow Life Sciences and Craig-Hallum Capital Group are acting as underwriters for the offering.